Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	$ 358,935
Exploration and evaluation expense	(11,764)	$ (21,729)
Exploration and evaluation assets, end of year	320,210	358,935
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	358,935	272,974
Capital expenditures	2,948	10,567
Corporate acquisition	0	97,858
Property acquisitions	1,523	514
Divestitures	(443)	(1,021)
Impairment	(7,822)	0
Property swaps	417	0
Exploration and evaluation expense	(11,764)	(21,729)
Transfers to oil and gas properties	(16,204)	(13,866)
Foreign currency translation	(7,380)	13,638
Exploration and evaluation assets, end of year	$ 320,210	$ 358,935